Leases - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2010 Year	Dec. 31, 2011	Dec. 31, 2010 Lower Limit Contract	Nov. 23, 2010 Courtyard By Marriott Hotel Property	Dec. 31, 1995 Courtyard By Marriott Hotel Leasehold Interest Property	Dec. 31, 2010 Residence Inn By Marriott Property	Dec. 31, 2011 Hospitality Properties Trust	Dec. 31, 2010 Hospitality Properties Trust	Dec. 31, 2011 Property Subject to Operating Lease Upper Limit Hotel
Leases Disclosure [Line Items]
Number of properties				53	53	18
Rental revenue							$ 7	$ 44
Deferred sale proceeds received from HPT						17.2
Deferred proceeds related to the initial sale				51
Number of hotels subject to ground leases									38
Operating leases information	Leases and subleases contain one or more renewal options
Number of renewal options			1
Minimum additional renewal option period	5
Maximum additional renewal option period	10
Minimum payments from restaurants and the Sublessee payable to us under non-cancelable subleases		4
Aggregate contingent liabilities relating to our former restaurant business		$ 14